Inventories	12 Months Ended
Dec. 31, 2025
Inventories.
Inventories

7. Inventories

Inventories consist of the following:

	As of December 31,
	2024	2025
Finished products
Vehicles	5,160,670	4,841,667
Other finished products	648,000	826,338
Raw materials and work in process	2,426,473	3,250,309
Inventories	8,235,143	8,918,314
Inventory valuation allowance	(49,539)	(165,875)
Inventories, net	8,185,604	8,752,439

Finished products primarily include vehicles ready for sale, spare parts, goods for online store and accessories.

Raw materials primarily consist of materials for volume production and work in process, mainly including materials in production, which will be transferred into production cost when incurred.